Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to CEO(3)(4) ($)	Average Summary Compensation Table Total for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(3)(4) ($)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(5) ($)	Net Income ($ in thousands)
2024	2,123,200	497,200	1,772,200	823,450	7.86	(53,364)
2023	3,367,200	1,922,200	370,695	226,195	46.94	(16,782)

Named Executive Officers, Footnote [Text Block]

(1)	The amounts reflect the Summary Compensation Table total compensation for Ted Karkus, our PEO for each of the years listed.

(2)	For 2024, the amount reflects the Summary Compensation Table average compensation total for Jed Latkin, our Chief Operating Officer and Robert Morse, our former Chief Financial Officer. For 2023, the amount reflects the Summary Compensation Table average compensation total for Robert Morse, our former Chief Financial Officer and for Monica Brady, our former Chief Accounting Officer.

PEO Total Compensation Amount	[1]	$ 2,123,200	$ 3,367,200
PEO Actually Paid Compensation Amount	[2],[3]	$ 497,200	1,922,200
Adjustment To PEO Compensation, Footnote [Text Block]

	2024		2023
SCT Total to CAP Reconciliation	PEO	Other NEOs	PEO	Other NEOs
SCT Total	$2,123,200	$1,772,200	$3,367,200	$370,695
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(1,220,000)	(1,315,000)	(2,465,000)	(246,500)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	33,000	37,500	1,020,000	102,000
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(796,000)	-	-	-
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	305,000	328,750	-	-
Add (Deduct): Changes as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	52,000	-	-	-
CAP Amounts (as calculated)	$497,200	$823,450	$1,922,200	$226,195

Non-PEO NEO Average Total Compensation Amount	[4]	$ 1,772,200	370,695
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 823,450	226,195
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

The graph below shows the relationship between (1) compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs and (2) our cumulative TSR, over the two fiscal years ending December 31, 2024.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs and net loss attributable to the Company over the three fiscal years ending December 31, 2024, as reported in the Company consolidated financial statements.

Total Shareholder Return Amount	[5]	$ 7.86	46.94
Net Income (Loss) Attributable to Parent		$ (53,364,000)	$ (16,782,000)
PEO Name		Ted Karkus	Ted Karkus
Additional 402(v) Disclosure [Text Block]
(3)	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to the Other NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 4 below.

(4)	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

PEO [Member] | Aggregate Value for Stock Awards and Option Awards Included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,220,000)	$ (2,465,000)
PEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		33,000	1,020,000
PEO [Member] | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(796,000)
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		305,000
PEO [Member] | Changes as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		52,000
Non-PEO NEO [Member] | Aggregate Value for Stock Awards and Option Awards Included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,315,000)	(246,500)
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		37,500	102,000
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		328,750
Non-PEO NEO [Member] | Changes as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The amounts reflect the Summary Compensation Table total compensation for Ted Karkus, our PEO for each of the years listed.
[2]	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to the Other NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 4 below.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
[4]	For 2024, the amount reflects the Summary Compensation Table average compensation total for Jed Latkin, our Chief Operating Officer and Robert Morse, our former Chief Financial Officer. For 2023, the amount reflects the Summary Compensation Table average compensation total for Robert Morse, our former Chief Financial Officer and for Monica Brady, our former Chief Accounting Officer.
[5]	This column shows Total Shareholder Return (“TSR”) on a cumulative basis for each year of the two-year period from 2023 through 2024. Dollar values assume $100 was invested for the cumulative period from December 31, 2023 through December 31, 2024 in the Company. Historical performance is not necessarily indicative of future stock performance.